EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	Apr. 09, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Equity accounted investments		$ 2,428	$ 2,494	$ 2,325
Equity in Fosber
Disclosure of joint ventures [line items]
Equity accounted investments	$ 173
Economic interest (%)	37.00%